Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace/Defense - 5.3%
L3Harris Technologies, Inc.	8,200	$1,950,534
RTX Corp.	13,900	1,684,124
		3,634,658

Bank (Money Center) - 4.3%
JPMorgan Chase & Co.	14,000	2,952,040

Bank (Processing) - 4.2%
The Bank Of New York Mellon Corp.	40,000	2,874,400

Bank (Regional) - 3.0%
The PNC Financial Services Group, Inc.	11,400	2,107,290

Bank (Super Regional) - 6.0%
US Bancorp	47,120	2,154,798
Wells Fargo & Co.	35,600	2,011,044
		4,165,842

Building Material and Supplies Dealers - 1.3%
Lowe's Cos., Inc.	3,250	880,262

Business Support Services - 4.5%
PayPal Holdings, Inc. (a)	39,900	3,113,397

Cable TV - 2.8%
Comcast Corp. - Class A	47,000	1,963,190

Computer and Peripherals - 5.5%
Apple, Inc.	16,300	3,797,900

Computer Software and Services - 7.6%
Microsoft Corp.	12,150	5,228,145

Data Processing - 1.6%
Fiserv, Inc. (a)	6,000	1,077,900

Drug - 2.6%
AbbVie, Inc.	9,000	1,777,320

Electric Utility - 0.4%
American Electric Power Co., Inc.	3,000	307,800

Electrical Component - 3.3%
TE Connectivity PLC	15,200	2,295,048

Food Products - 1.6%
Tyson Foods, Inc. - Class A	19,025	1,133,129

Insurance Carriers - 3.3%
UnitedHealth Group, Inc.	3,925	2,294,869

Internet - 12.3%
Alphabet, Inc. - Class C	28,425	4,752,376
Meta Platforms, Inc. - Class A	6,600	3,778,104
		8,530,480

Internet (Retail) - 4.7%
Amazon.com, Inc. (a)	17,450	3,251,458

Medical - Biomedical - 1.8%
Medtronic PLC	14,000	1,260,420

Medical Supplies - 3.6%
Becton Dickinson & Co.	3,000	723,300
Zimmer Biomet Holdings, Inc.	16,400	1,770,380
		2,493,680

Precision Instruments - 2.7%
Thermo Fisher Scientific, Inc.	3,000	1,855,710

Securities Brokerage - 8.4%
Morgan Stanley	27,150	2,830,116
The Goldman Sachs Group, Inc.	6,000	2,970,660
		5,800,776

Semiconductor - 3.2%
QUALCOMM, Inc.	12,800	2,176,640

Telecommunications (Equipment) - 2.9%
Cisco Systems, Inc.	37,500	1,995,750

Transportation - Services - 3.0%
FedEx Corp.	7,700	2,107,336
TOTAL COMMON STOCKS (Cost $29,682,097)		69,075,440

SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 4.82% (b)	60,733	60,733
TOTAL SHORT-TERM INVESTMENTS (Cost $60,733)		60,733

TOTAL INVESTMENTS - 100.0% (Cost $29,742,830)		69,136,173
Liabilities in Excess of Other Assets - (0.0)% (c)		(8,821)
TOTAL NET ASSETS - 100.0%		$69,127,352

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,075,440	$–	$–	$69,075,440
Money Market Funds	60,733	–	–	60,733
Total Investments	$69,136,173	$–	$–	$69,136,173

Refer to the Schedule of Investments for further disaggregation of investment categories.